Segment And Geographic Information (Information Concerning Principal Geographic Areas) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net revenue (loss)	$ 1,099	$ 1,108	$ 1,030	$ 1,026	$ 1,091	$ 1,247	$ 1,171	$ 956	$ 4,263	$ 4,465	$ 3,412
Income (loss) from continuing operations before income tax expense	75	205	140	(63)	47	297	167	3	357	514	(177)
Net income (loss)	104	91	(927)	1,093	1,400	384	(898)	310	361	1,196	(157)
Identifiable Assets	151,140				182,320				151,140	182,320	183,541
Long-Lived Assets	17,916				13,881				17,916	13,881	9,640
Foreign [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net revenue (loss)									164	211	138
Income (loss) from continuing operations before income tax expense									51	18	(34)
Net income (loss)									1,595	796	784
Identifiable Assets	3,225				32,778				3,225	32,778	33,071
Long-Lived Assets	0				50				0	50	404
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net revenue (loss)									171	233	174
Income (loss) from continuing operations before income tax expense									64	48	(13)
Net income (loss)									1,266	295	436
Identifiable Assets	704				13,362				704	13,362	15,156
Long-Lived Assets	0				1				0	1	282
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net revenue (loss)									(8)	(28)	(42)
Income (loss) from continuing operations before income tax expense									(18)	(14)	(3)
Net income (loss)									(88)	183	175
Identifiable Assets	1,972				10,971				1,972	10,971	9,976
Long-Lived Assets	0				16				0	16	92
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net revenue (loss)									0	2	4
Income (loss) from continuing operations before income tax expense									7	(19)	(18)
Net income (loss)									300	219	104
Identifiable Assets	29				8,050				29	8,050	7,647
Long-Lived Assets	0				33				0	33	30
Asia-Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net revenue (loss)									1	4	2
Income (loss) from continuing operations before income tax expense									(2)	3	0
Net income (loss)									117	99	69
Identifiable Assets	520				395				520	395	292
Long-Lived Assets	0				0				0	0	0
Domestic [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net revenue (loss)									4,099	4,254	3,274
Income (loss) from continuing operations before income tax expense									306	496	(143)
Net income (loss)									(1,234)	400	(941)
Identifiable Assets	147,915				149,542				147,915	149,542	150,470
Long-Lived Assets	17,916				13,831				17,916	13,831	9,236
Amortization of Debt Discount (Premium)									$ (262)	$ (349)	$ (925)